JPMorgan Hedged Equity Laddered Overlay ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Aerospace & Defense — 2.6%
Boeing Co. (The) *	25,934	6,061,295
Howmet Aerospace, Inc.	170,741	35,527,787
RTX Corp.	158,343	31,815,859
Textron, Inc.	72,850	6,415,171
TransDigm Group, Inc.	11,855	16,923,487
		96,743,599
Air Freight & Logistics — 0.3%
FedEx Corp.	37,437	12,064,073
Automobile Components — 0.1%
Aptiv plc *	31,860	2,413,395
Automobiles — 1.9%
Tesla, Inc. * (a)	171,419	73,780,452
Banks — 3.8%
Bank of America Corp.	710,736	37,811,155
Citigroup, Inc.	117,663	13,614,786
Fifth Third Bancorp	263,438	13,229,856
Regions Financial Corp.	213,146	6,074,661
Truist Financial Corp.	189,626	9,750,569
US Bancorp	352,070	19,754,648
Wells Fargo & Co. (a)	463,062	41,902,480
		142,138,155
Beverages — 1.4%
Keurig Dr Pepper, Inc.	485,951	13,334,496
PepsiCo, Inc. (a)	246,535	37,875,172
		51,209,668
Biotechnology — 2.0%
AbbVie, Inc. (a)	193,681	43,192,800
Neurocrine Biosciences, Inc. *	19,892	2,706,506
Regeneron Pharmaceuticals, Inc.	21,463	15,913,741
Vertex Pharmaceuticals, Inc. *	28,420	13,354,558
		75,167,605
Broadline Retail — 4.4%
Amazon.com, Inc. * (a)	687,787	164,587,429
Building Products — 1.4%
Carrier Global Corp.	201,525	12,006,859
Masco Corp.	111,008	7,336,519
Trane Technologies plc	81,795	34,401,341
		53,744,719
Capital Markets — 1.8%
Ameriprise Financial, Inc.	12,333	6,501,834
Charles Schwab Corp. (The)	349,828	36,354,126
CME Group, Inc.	55,235	15,966,229

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
LPL Financial Holdings, Inc.	12,845	4,682,003
State Street Corp.	50,011	6,544,439
		70,048,631
Chemicals — 1.4%
Ecolab, Inc.	99,695	28,112,993
Linde plc	39,008	17,825,486
PPG Industries, Inc.	72,082	8,334,842
		54,273,321
Communications Equipment — 0.5%
Arista Networks, Inc. *	103,244	14,633,805
Motorola Solutions, Inc.	10,699	4,306,775
		18,940,580
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	11,193	7,297,276
Vulcan Materials Co.	26,820	8,060,483
		15,357,759
Consumer Finance — 0.8%
American Express Co.	47,295	16,655,880
Capital One Financial Corp.	63,615	13,927,232
		30,583,112
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	253,930	30,253,220
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	829,145	21,731,890
Comcast Corp., Class A	390,724	11,624,039
		33,355,929
Electric Utilities — 1.9%
Entergy Corp.	148,670	14,255,966
NextEra Energy, Inc.	391,477	34,410,828
NRG Energy, Inc.	12,826	1,957,633
Southern Co. (The)	220,773	19,717,237
		70,341,664
Electrical Equipment — 1.0%
Eaton Corp. plc	45,244	15,899,647
Emerson Electric Co.	68,663	10,090,714
GE Vernova, Inc.	17,555	12,751,425
		38,741,786
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	160,596	23,138,672
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	276,958	15,520,726
Entertainment — 1.3%
Netflix, Inc. *	247,118	20,631,882

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — continued
Walt Disney Co. (The)	238,860	26,943,408
Warner Music Group Corp., Class A	98,136	2,942,117
		50,517,407
Financial Services — 5.0%
Apollo Global Management, Inc.	111,834	15,046,146
Berkshire Hathaway, Inc., Class B * (a)	104,127	50,036,147
Corpay, Inc. *	45,552	14,332,026
Fidelity National Information Services, Inc.	201,506	11,133,206
Mastercard, Inc., Class A (a)	103,278	55,645,154
Toast, Inc., Class A *	132,620	4,125,808
Visa, Inc., Class A (a)	118,043	37,989,779
WEX, Inc. *	8,835	1,359,707
		189,667,973
Food Products — 0.7%
Mondelez International, Inc., Class A (a)	423,130	24,740,411
Ground Transportation — 0.3%
Union Pacific Corp.	50,793	11,941,434
Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp. *	103,734	9,702,241
Dexcom, Inc. *	24,725	1,805,914
Edwards Lifesciences Corp. *	204,528	16,640,398
Medline, Inc., Class A *	55,363	2,447,044
Medtronic plc	283,328	29,171,451
Stryker Corp.	77,264	28,553,684
		88,320,732
Health Care Providers & Services — 1.4%
Cigna Group (The)	47,320	12,970,885
HCA Healthcare, Inc.	10,520	5,136,601
Humana, Inc.	39,742	7,757,639
McKesson Corp.	8,501	7,066,116
UnitedHealth Group, Inc. (a)	72,410	20,776,601
		53,707,842
Health Care REITs — 0.8%
Ventas, Inc.	234,843	18,240,256
Welltower, Inc.	66,507	12,527,258
		30,767,514
Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc.	1,651	8,258,038
Carnival Corp. *	388,645	11,667,123
Chipotle Mexican Grill, Inc., Class A *	424,117	16,485,428
DoorDash, Inc., Class A *	21,873	4,475,653
Expedia Group, Inc.	36,835	9,755,382
Hilton Worldwide Holdings, Inc.	77,426	23,112,435

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
McDonald's Corp. (a)	89,098	28,065,870
Yum! Brands, Inc.	115,422	17,948,121
		119,768,050
Household Durables — 0.1%
Lennar Corp., Class A	31,832	3,480,829
Household Products — 0.2%
Church & Dwight Co., Inc.	75,336	7,251,090
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	12,838	2,032,897
Industrial Conglomerates — 0.8%
3M Co.	196,770	30,137,293
Insurance — 1.5%
Aon plc, Class A	36,309	12,695,079
Arch Capital Group Ltd. *	65,187	6,260,559
Arthur J Gallagher & Co.	90,535	22,576,713
Chubb Ltd.	23,509	7,277,446
Progressive Corp. (The)	41,815	8,697,520
		57,507,317
Interactive Media & Services — 8.6%
Alphabet, Inc., Class A (a)	378,806	128,036,428
Alphabet, Inc., Class C (a)	248,687	84,188,010
Meta Platforms, Inc., Class A (a)	157,082	112,549,253
		324,773,691
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	252,731	20,739,106
Life Sciences Tools & Services — 0.5%
Danaher Corp.	77,169	16,891,522
Waters Corp. *	9,372	3,474,388
		20,365,910
Machinery — 1.0%
Deere & Co. (a)	42,216	22,290,048
Dover Corp.	9,002	1,813,813
Ingersoll Rand, Inc.	71,151	6,125,390
Otis Worldwide Corp.	75,688	6,465,269
		36,694,520
Media — 0.2%
Charter Communications, Inc., Class A *	16,637	3,429,218
Omnicom Group, Inc.	54,267	4,180,730
		7,609,948
Multi-Utilities — 0.4%
Sempra	169,093	14,712,782
Oil, Gas & Consumable Fuels — 2.8%
Diamondback Energy, Inc.	57,388	9,408,763

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
EOG Resources, Inc. (a)	210,250	23,575,332
EQT Corp.	112,221	6,478,518
Exxon Mobil Corp. (a)	475,487	67,233,862
		106,696,475
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	90,356	5,953,557
United Airlines Holdings, Inc. *	29,653	3,034,095
		8,987,652
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	384,781	21,182,194
Eli Lilly & Co. (a)	42,178	43,744,913
Johnson & Johnson (a)	213,132	48,434,247
Merck & Co., Inc.	37,883	4,177,358
		117,538,712
Professional Services — 0.4%
Leidos Holdings, Inc.	81,647	15,372,497
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	81,758	5,164,653
Semiconductors & Semiconductor Equipment — 15.0%
Advanced Micro Devices, Inc. *	49,491	11,716,005
Analog Devices, Inc. (a)	105,941	32,934,938
Broadcom, Inc. (a)	322,573	106,868,435
Lam Research Corp.	74,946	17,496,893
Micron Technology, Inc.	78,614	32,615,376
NVIDIA Corp. (a)	1,658,043	316,901,759
NXP Semiconductors NV (Netherlands) (a)	98,314	22,232,728
Texas Instruments, Inc. (a)	121,784	26,250,541
		567,016,675
Software — 9.1%
AppLovin Corp., Class A *	10,467	4,952,042
Cadence Design Systems, Inc. *	31,460	9,323,486
Intuit, Inc.	34,337	17,131,416
Microsoft Corp. (a)	520,915	224,144,515
Oracle Corp.	175,029	28,806,273
Palantir Technologies, Inc., Class A *	108,397	15,889,916
Roper Technologies, Inc.	16,676	6,190,632
Salesforce, Inc. (a)	58,820	12,486,898
ServiceNow, Inc. *	220,905	25,848,094
		344,773,272
Specialized REITs — 0.8%
American Tower Corp.	38,319	6,869,830
Equinix, Inc.	15,065	12,367,311
SBA Communications Corp.	53,245	9,802,937
		29,040,078

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — 2.0%
AutoZone, Inc. *	2,966	10,986,924
Burlington Stores, Inc. *	39,074	11,560,434
Lowe's Cos., Inc. (a)	135,022	36,058,975
Ross Stores, Inc.	89,692	16,920,396
		75,526,729
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc. (a)	952,220	247,082,046
Seagate Technology Holdings plc	54,683	22,293,712
Western Digital Corp.	34,939	8,742,786
		278,118,544
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	170,188	10,519,320
Tobacco — 0.8%
Altria Group, Inc.	108,839	6,746,930
Philip Morris International, Inc.	125,269	22,478,269
		29,225,199
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	4,118	3,220,523
Total Common Stocks (Cost $3,220,919,585)		3,758,341,570
	NO. OF CONTRACTS
Options Purchased — 0.9%
Put Options Purchased — 0.9%
State Street SPDR S&P 500 ETF Trust
2/27/2026 at USD 647.00, American Style
Notional Amount: USD 1,250,182,199
Counterparty: Exchange-Traded *	18,067	4,227,678
State Street SPDR S&P 500 ETF Trust
3/31/2026 at USD 646.00, American Style
Notional Amount: USD 1,250,182,199
Counterparty: Exchange-Traded *	18,067	10,569,195
State Street SPDR S&P 500 ETF Trust
4/30/2026 at USD 655.00, American Style
Notional Amount: USD 1,252,465,700
Counterparty: Exchange-Traded *	18,100	18,688,250
Total Put Options Purchased (Cost $51,043,547)		33,485,123

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (b) (c) (Cost $25,029,858)	25,029,858	25,029,858
Total Investments — 101.0% (Cost $3,296,992,990)		3,816,856,551
Liabilities in Excess of Other Assets — (1.0)%		(36,793,273)
NET ASSETS — 100.0%		3,780,063,278

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $749,866,235.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2026.
Written Call Options Contracts as of January 31, 2026 :

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	18,067	USD 1,250,182,199	USD 719.00	2/27/2026	(2,186,107)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	18,067	USD 1,250,182,199	USD 713.00	3/31/2026	(12,556,565)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	18,100	USD 1,252,465,700	USD 723.00	4/30/2026	(14,108,950)
						(28,851,622)
Written Put Options Contracts as of January 31, 2026

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	18,067	USD 1,250,182,199	USD 545.00	2/27/2026	(542,010)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	18,067	USD 1,250,182,199	USD 545.00	3/31/2026	(2,113,839)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	18,100	USD 1,252,465,700	USD 550.00	4/30/2026	(4,289,700)
						(6,945,549)
Total Written Options Contracts (Premiums Received $48,813,419)						(35,797,171)

Abbreviations
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,816,856,551	$—	$—	$3,816,856,551
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(28,851,622)	$—	$—	$(28,851,622)
Put Options Written	(6,945,549)	—	—	(6,945,549)
Total Depreciation in Other Financial Instruments	$(35,797,171)	$—	$—	$(35,797,171)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	$21,922,663	$38,651,856	$35,544,661	$—	$—	$25,029,858	25,029,858	$274,909	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.